Share-Based Compensation (Summary Of Vested And Nonvested Awards) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-Based Compensation [Abstract]
Number of units outstanding, Vested	900,608	[1],[2]
Weighted-average fair value per unit, Vested	$ 5.52	[1]
Total fair value of the plan, Vested	$ 4,973	[1]
Weighted-average accumulated percentage of service, Vested	100.00%	[1]
Accrued liability, Vested	4,973	[1],[3]
Number of units outstanding, Non-vested	1,228,613	[2],[4]
Weighted-average fair market value per unit, Non-vested	$ 5.99	[4]
Total fair value of the plan, Non-vested	7,356	[4]
Weighted-average accumulated percentage of service, Non-vested	80.62%	[4]
Accrued liability, Non-vested	5,931	[3],[4]
Compensation expense not yet recognized, Non-vested	1,425	[4],[5]
Number of units outstanding, Total	2,129,221	[2]	2,923,582	3,534,414	2,375,958
Weighted-average fair market value per unit, Total	$ 5.79
Total fair value of the plan, Total	12,329
Weighted-average accumulated percentage of service, Total	88.44%
Accrued liability, Total	10,904	[3]
Compensation expense not yet recognized, Total	$ 1,425	[5]
Weighted-average period of stock options recognized	2 years

[1]	Related to exercisable awards.
[2]	As adjusted as a result of the stock split discussed in Note 22.
[3]	The total accrued liability of $10,904 related to outstanding units is disclosed within "Accrued payroll and other liabilities" in the Company's balance sheet as follows: $7,936 as a current liability and $2,968 as a non-current liability.
[4]	Related to awards that will vest between fiscal years 2013 and 2015.
[5]	Expected to be recognized in a weighted-average period of 2 years.